Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001005020
Virtus Duff & Phelps International Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Duff & Phelps International Real Estate Securities Fund
Supplement To Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Duff & Phelps International Real Estate Securities Fund

each a series of Virtus Opportunities Trust

Supplement dated April 12, 2019 to the Summary Prospectuses

and the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2019, as supplemented

Important Notice to Investors

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the section “Principal Investment Strategies” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the first paragraph is hereby revised and replaced with the following:

The fund provides non-U.S. exposure to the real estate securities market, focusing on owners and operators with recurring rental income.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

In the section “Principal Risks” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, the following disclosure is added:

> Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Supplement To Prospectus [Text Block]	vot_SupplementToProspectusOneTextBlock	Investors should retain this supplement with the Prospectuses for future reference.